Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets [Abstract]
Prepaid Expenses
Prepaid expenses are analyzed as follows:

	December 31, 2021	December 31, 2020
Prepaid insurance expenses	$354,978	$383
Prepaid research expenses	494,813	-
Prepaid rent expenses	98,520	-
Other prepaid expenses	191,783	1,341
Total	$1,140,094	$1,724

Other Current Assets
Other current assets are analyzed as follows:

	December 31, 2021	December 31, 2020
VAT receivable	$980,518	$259,831
Withholding tax	108,350	-
Grant receivable	509,399	95,064
Purchases under receipt	274,330	24,488
Guarantees	24,234	-
Other receivables	2,835,833	115,638
	$4,732,664	$495,021